Financial debt	6 Months Ended
Jun. 30, 2022
Financial debt
Financial debt

5) Financial debt

The Company has not issued any new senior bond during the first six months of 2022.

The Company reimbursed three senior bonds during the first six months of 2022:

-Bond 2.875% issued by TotalEnergies Capital International in 2012 and maturing in February 2022 ($1,000 million)

-Bond 1.125% issued by TotalEnergies Capital Canada in 2014 and maturing in March 2022 (€1,000 million)

-Bond 2.250% issued by TotalEnergies Capital International in 2015 and maturing in June 2022 (£400 million).

On March 4, 2022, the Company put in place a committed syndicated credit line with banks for an amount of $8,000 million and with a 12-month tenor (with the option to extend its maturity twice by a further 6 months at TotalEnergies SE' hand).